Long-Term Debt - Loan and Security Agreement and Credit Facility (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Debt Instrument [Line Items]
Repayment of debt			$ 20,058	$ 7,333	$ 4,670
Debt instrument carrying amount			35,130	13,495
Loan and security agreement
Debt Instrument [Line Items]
Loans payable in monthly installments of principal and interest	$ 500
Repayment of debt		$ 6,500
Debt instrument carrying amount				$ 6,500
Loan and security agreement | Term A tranche
Debt Instrument [Line Items]
Debt instrument carrying amount	4,000
Loan and security agreement | Term B tranche
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 6,000
Credit facility
Debt Instrument [Line Items]
Debt Face Amount		$ 10,000
Debt instrument carrying amount			$ 8,000			$ 25,000
Available credit facility						$ 1,771
Credit facility | Prime rate
Debt Instrument [Line Items]
Debt interest rate						1.00%